Supplemental Balance Sheet Information	12 Months Ended
Dec. 31, 2012
Supplemental Balance Sheet Information [Abstract]
SUPPLEMENTAL BALANCE SHEET INFORMATION
SUPPLEMENTAL BALANCE SHEET INFORMATION
Components of selected captions in our accompanying consolidated balance sheets are as follows:
Trade accounts receivable, net

	As of
(in millions)	December 31, 2012	December 31, 2011
Accounts receivable	$1,336	$1,362
Less: allowance for doubtful accounts	(88)	(81)
Less: allowance for sales returns	(31)	(35)
	$1,217	$1,246

The following is a rollforward of our allowance for doubtful accounts for 2012, 2011 and 2010:

	Year Ended December 31,
(in millions)	2012	2011	2010
Beginning balance	$81	$83	$71
Net charges to expenses	14	11	27
Utilization of allowances	(7)	(13)	(15)
Ending balance	$88	$81	$83

During the first quarter of 2011, we reversed $20 million of previously established allowances for doubtful accounts against long-outstanding receivables in Greece. These receivables had previously been fully reserved as we had determined that they had a high risk of being uncollectible due to the economic situation in Greece. During the first quarter of 2011, the Greek government converted these receivables into bonds, which we were able to monetize, reducing our allowance for doubtful accounts as a credit to selling, general and administrative expenses.
Inventories

	As of
(in millions)	December 31, 2012	December 31, 2011
Finished goods	$598	$637
Work-in-process	70	71
Raw materials	216	223
	$884	$931

Property, plant and equipment, net

	As of
(in millions)	December 31, 2012	December 31, 2011
Land	$81	$111
Buildings and improvements	873	923
Equipment, furniture and fixtures	2,348	1,919
Capital in progress	218	230
	3,520	3,183
Less: accumulated depreciation	1,956	1,513
	$1,564	$1,670

Accrued expenses

	As of
(in millions)	December 31, 2012	December 31, 2011
Legal reserves	$100	$129
Payroll and related liabilities	452	466
Accrued contingent consideration	120	37
Other	612	695
	$1,284	$1,327

Other long-term liabilities

	As of
(in millions)	December 31, 2012	December 31, 2011
Legal reserves	$391	$170
Accrued income taxes	1,215	1,095
Accrued contingent consideration	543	321
Other long-term liabilities	398	422
	$2,547	$2,008